Capital Management FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Capital Management

 Note 15         Capital Management

The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern, to provide an adequate return to shareholders, to meet external capital requirements on credit facilities and to support any growth plans.

The capital of the Company consists of the items included in shareholders’ equity and cash net of debt obligations. The Company monitors capital based on the debt to debtplus-equity ratio. Debt is total debt shown on the balance sheet, less cash. Debt-plusequity is calculated as debt shown on the balance sheet, plus total shareholders’ equity which includes share capital, warrants, contributed surplus and deficit. Currently the Company has no debt except for a short-term loan due to its parent company. The Company’s Board of Directors approves management’s annual capital expenditures plans and reviews and approves any material debt borrowing plans proposed by the Company’s management.